March 25, 2022

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the “Registrant”)
1933 Act File No. 333-221045, Post-Effective Amendment No. 71 and
1940 Act File No. 811-23305, Amendment No. 73 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N‑1A.

The principal purposes of this Amendment are to: (i) add a new series of the Registrant, Avantis U.S. Large Cap Value Fund and (ii) make certain other nonmaterial changes deemed appropriate by the Registrant.

Please consider this letter a request for selective review of this amendment pursuant to ADI 2018-06.

The Staff recently had the opportunity to review and comment on the Avantis U.S. Large Cap Value ETF prospectus and statement of additional information in connection with Post-Effective Amendment No. 61, filed on June 21, 2021, pursuant to Rule 485(a) (File Nos. 333-221045; 811-23305). The purpose of that amendment was to register the Avantis U.S. Large Cap Value ETF. The primary differences between that fund and Avantis U.S. Large Cap Value Fund are the differences between an ETF and mutual fund structure. The Avantis U.S. Large Cap Value Fund has an identical investment objective and a substantially similar investment strategy to the Avantis U.S. Large Cap Value ETF.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3456.

Sincerely,

/s/ Vincent M. Lewis
Vincent M. Lewis
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com